Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments

12. Derivative instruments

Derivatives not designated as hedging instruments

Cross-currency interest rate swaps

     On November 10, 2008, and in connection with the refinancing process of the Credit Agreement that had been entered into for purposes of partially finance the acquisition of the LatAm Business, the Company committed to hedge 57% of the Company's currency exposure from the A&R Credit Agreement related to the Company's generation of cash flows in Brazilian reais (equivalent to $200 million). As a result, in December 2008, January 2009 and March 2009, ADBV entered into cross-currency interest rate swap agreements with Banco Santander S.A. and The Bank of Nova Scotia to convert a portion of its debt under the A&R Credit Agreement ($200 million at LIBOR) to Brazilian reais-denominated fixed-rate debt (R$466.2 million at a weighted-average fixed rate of 11.66%). The notional amounts amortized over the life of the swaps.

     These swap agreements were carried at fair market value in the consolidated balance sheets with changes reported in earnings. The cross-currency swap agreements did not qualify for hedge accounting under ASC Topic 815, representing a natural hedge over a portion of the Company's foreign currency and interest rate exposure under the A&R Credit Agreement. Changes in the fair market value attributable to changes in the current spot rates between the U.S. dollar and the Brazilian reais were offset by foreign exchange results recorded by the holding company in revaluating the Brazilian reais-denominated intercompany receivable. Changes in the fair market value attributable to changes in the Brazilian reais-forward rate curve impacted the Company's consolidated results. At December 31, 2010, the fair market values of these swap agreements totaled $90,513 payable. On July 19, 2011 and July 20, 2011, the Company settled the cross-currency interest rate swap agreements before their maturity. During fiscal year 2011, 2010 and 2009, the Company made net payments to the counterparties totaling $119,181, $37,645 and $25,584, respectively, in connection with these agreements. During fiscal years 2011, 2010 and 2009, the Company recorded net losses for $11,346, $31,090 and $37,327, respectively, within "Loss from derivative instruments" in the Company's consolidated statement of income. In addition, in July 2009 the Company was required to make a cash deposit of $25,000 in favor of Credit Suisse as collateral for the obligations assumed under the letter of credit discussed in Note 17. This collateral deposit was collected in April 2010 as a result of the amendment of the letter of credit.

Mirror and bond swaps

     On December 10, 2009, and in connection with the prepayment of the A&R Credit Agreement and the issuing of the 2019 Notes, the Company decided to eliminate its three-month LIBOR exposure arising from the existing cross-currency interest rate swaps and also to hedge 44% of the Company's currency exposure from the 2019 Notes coupon payments related to the Company's generation of cash flows in Brazilian reais (equivalent to $200 million). Therefore in December 2009:

     - ADBV entered into two opposing coupon-only cross-currency interest rate swap agreements (mirror swaps) with JP Morgan and Morgan Stanley to neutralize the floating-rate exposure under the existing position. Under these agreements, the Company paid three-month LIBOR and received 2.02% in Brazilian reais over a notional of $200 million (at an exchange rate of 1.76 Brazilian reais per U.S. dollar). Payment dates, amortization schedule and maturity date were structured to mirror the existing swaps, without exchange of principal. On July 19, 2011, the Company settled the mirror swaps before their maturity.

     - ADBV entered into two coupon-only cross-currency interest rate swap agreements (bond swaps) with JP Morgan and Morgan Stanley to convert a portion of the coupons of the 2019 Notes denominated in U.S. Dollars ($200 million at a fixed rate of 7.50%) to Brazilian reais (at a fixed rate of 9.08% and an exchange rate of 1.76 Brazilian reais per U.S. dollar). These agreements mature on October 1, 2014 without exchange of principal.

     These swap agreements do not qualify for hedge accounting under ASC Topic 815. Therefore, the agreements were carried at fair market value in the consolidated balance sheets with changes reported in earnings. At December 31, 2011, the fair market values of the swap agreements outstanding totaled $2,583 payable ($3,833 at December 31, 2010). During fiscal year 2011, the Company collected net interest from the counterparties amounting to $1,828 and recognized a net gain of $3,078 in connection with these agreements. During fiscal year 2010, the Company made net interest payments to the counterparties amounting to $170 and recognized a net loss of 1,396 in connection with these agreements. During fiscal year 2009, the Company recognized a net loss of $2,608, in connection with these agreements. The abovementioned gains and losses are included within "Loss from derivative instruments" in the Company's consolidated statements of income.

Forward contracts

     On November 10, 2010, 10% of the notional amounts of the cross-currency interest rate swaps amortized (equivalent to $20 million). In order to maintain a notional amount of $200 million hedged at all times, ADBV entered into forward contracts with JPMorgan and Morgan Stanley to buy a total of $20 million on May 10, 2011 at the forward exchange rate of 1.7355 Brazilian reais per U.S. dollar. The company paid $1,544 in connection with the settlement of these forward contracts.

     In addition, on May 10, 2011, an additional 10% of the notional amounts of the cross-currency interest rate swaps amortized (equivalent to $20 million). In order to maintain a notional amount of $200 million hedged at all times, ADBV entered into forward contracts with JP Morgan to buy a total of $40 million on September 2, 2011 at the forward exchange rate of 1.6152 Brazilian reais per U.S. dollar. These forward contracts were settled before their maturity on August 10, 2011 for $35.

     These swap agreements were carried at fair market value in the consolidated balance sheets with changes reported in earnings. At December 31, 2010, the fair market value of these derivatives totaled $323 payable. During the fiscal years 2011 and 2010, the Company recognized a loss of $1,256 and $323, respectively, in connection with these agreements, which is included within "Loss from derivative instruments" in the Company's consolidated statements of income.

Derivatives designated as hedging instruments

Interest rate swap

     On November 10, 2008, ADBV entered into an interest rate swap agreement with Banco Santander Central Hispano S.A. to hedge a portion of the cash flows associated with the refinancing of the credit agreement ("A&R Credit Agreement"). The agreement had a total notional value of $140 million, amortizable over the life of the swap and maturing on November 10, 2013. The interest rate swap agreement effectively converted the A&R Credit Agreement, which was a floating-rate debt, to a fixed-rate debt up to the unamortized notional value of the swap by having the Company pay fixed-rate amounts in exchange for the receipt of the floating-rate interest payments. Under the terms of this agreement, a quarterly net settlement was made for the difference between the fixed rate of 2.66% and the variable rate based upon the three-month LIBOR rate on the notional amount of the interest rate swap.

     The Company determined that its interest rate swap agreement was appropriately designated and documented as a cash flow hedge. This swap agreement was carried at fair market value in the consolidated balance sheets with unrealized gains or losses reported as a component of "Accumulated other comprehensive loss" within shareholders' equity. As of December 31, 2008, the fair market value of this derivative instrument represented a liability of $3,455. During fiscal year 2008, the Company recorded an adjustment to interest expense for a $8 gain, recognizing the difference of $3,463 within the "Accumulated other comprehensive loss" component of shareholders' equity. During fiscal year 2009, the Company made net interest payments to the counterparty totaling $603 and recorded an adjustment to interest expense for a $1,106 loss. Due to the repayment of the A&R Credit Agreement in October 2009, the Company settled the interest rate swap agreement for $3,980, recognizing a loss from the early settlement for $3,485 that was included as interest expense.

Forward contracts

     In December 2009, the Company entered into various forward contracts maturing in 2010 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Chile. Pursuant to the agreements, the Company purchased during 2010 a total amount of $8,521 at a weighted-average forward rate of 489.3 Chilean pesos per U.S. dollar.

     In February 2010, the Company entered into various forward contracts maturing in 2010 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Colombia and Peru. Pursuant to the agreements, the Company purchased a total amount of $9,732 at a weighted-average forward rate of 2,023.54 Colombian pesos per U.S. dollar, and a total amount of $3,052 at a weighted-average forward rate of 2.89 Peruvian soles per U.S. dollar.

     In August and October 2010, the Company entered into various forward contracts maturing in 2011 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Chile for fiscal year 2011. Pursuant to the agreements, during 2011 the Company purchased a total amount of $11,878 at a weighted-average forward rate of 500.4 Chilean pesos per U.S. dollar.

     In November 2011, the Company entered into various forward contracts maturing in 2012 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Peru. Pursuant to the agreements, the Company will purchase a total amount of $3,600 at a weighted-average forward rate of 2.76 Peruvian soles per U.S. dollar.

     The Company has designated cash flow hedges that encompass the variability of functional-currency-equivalent cash flows attributable to foreign exchange risks related to the settlement of the foreign-currency-denominated payables resulting from the forecasted purchases (hedge over 75% of the purchases in Chile and Peru for 2010, 73% of the purchases in Colombia for 2010, 90% of the purchases in Chile for 2011 and 60% of the purchases in Peru for 2012). The effect of the hedges result in fixing the cost of goods acquired (i.e. the net settlement or collection adjusts the cost of inventory paid to the suppliers). The forward contracts are carried at their fair market value in the consolidated balance sheets, with changes reported within the "Accumulated other comprehensive loss" component of shareholders' equity. As of December 31, 2011, the fair market value of the outstanding derivatives represented a $48 net payable ($630 payable at December 31, 2010). The Company made net payments totaling $451 and $273 during fiscal years 2011 and 2010, respectively, as a result of the net settlements of these derivatives. In addition, the Company recorded a $131 unrealized net gain and a $1,134 unrealized net loss within the "Accumulated other comprehensive loss" component of shareholders' equity during fiscal years 2011 and 2010, respectively.

Additional disclosures

     The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2011 and 2010:

		Asset (Liability) Derivatives
		Fair Value
Type of Derivative	Balance Sheets Location	2011	2010
Derivatives designated as hedging
instruments under ASC Topic 815
Derivatives and Hedging
Forward contracts	Accrued payroll and
	other liabilities	$(48)	$(630)
		(48)	(630)
Derivatives not designated as hedging
instruments under ASC Topic 815
Derivatives and Hedging
Cross-currency interest rate
swaps	Derivative instruments	-	(90,513)
Mirror swaps	Derivative instruments	-	3,974
Bond swaps	Derivative instruments	(2,583)	(7,807)
Forwards	Derivative instruments	-	(323)
		(2,583)	(94,669)
Total derivative instruments		$(2,631)	$(95,299)

     The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2011 for each type of derivative relationship:

	Gain (Loss)	(Gain) Loss	Gain (Loss) Recognized in
	Recognized in	Reclassified from	Income on Derivative
	Accumulated OCI on	Accumulated OCI	(Amount Excluded from
Derivatives in Cash Flow	Derivative (Effective	into Income (Effective	Effectiveness Testing and
Hedging Relationships	Portion)	Portion)	Ineffective Portion)
Forward contracts	$131	$451	$-
Total	$131	$451	$-

The loss recognized in income was recorded as an adjustment to food and paper.

Gain (Loss)
Recognized in
Income on
Derivatives Not Designated as	Derivative
Hedging Instruments	instruments
Cross-currency interest rate swaps	$(11,346)
Mirror swaps	1,614
Bond swaps	1,464
Forwards	(1,256)
Others	287
Total	$(9,237)

     The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2010 for each type of derivative relationship:

	Gain (Loss)	(Gain) Loss	Gain (Loss) Recognized
	Recognized in	Reclassified from	in Income on Derivative
	Accumulated OCI	Accumulated OCI	(Amount Excluded from
Derivatives in Cash Flow	on Derivative	into Income	Effectiveness Testing
Hedging Relationships	(Effective Portion)	(Effective Portion)	and Ineffective Portion)
Forward contracts	$(1,134)	$273	$-
Total	$(1,134)	$273	$-

The loss recognized in income was recorded as an adjustment to food and paper.

Gain (Loss)
Recognized in
Income on
Derivatives Not Designated as	Derivative
Hedging Instruments	instruments

Cross-currency interest rate swaps	$(31,090)
Mirror swaps	8,212
Bond swaps	(9,608)
Forwards	(323)
Total	$(32,809)

     The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2009 for each type of derivative relationship:

	Gain (Loss)	(Gain) Loss	Gain (Loss) Recognized
	Recognized in	Reclassified from	in Income on Derivative
	Accumulated OCI	Accumulated OCI	(Amount Excluded from
Derivatives in Cash Flow	on Derivative	into Income	Effectiveness Testing
Hedging Relationships	(Effective Portion)	(Effective Portion)	and Ineffective Portion)
Interest rate swap	$-	$4,591	$-
Forward contracts	232	-	-
Total	$232	$4,591	$-

The loss reclassified from accumulated OCI into income was recorded as an adjustment to interest expense.

Gain (Loss)
Recognized in
Income on
Derivatives Not Designated as	Derivative
Hedging Instruments	instruments

Cross-currency interest rate swaps	(37,327)
Mirror swaps	(881)
Bond swaps	(1,727)
Total	$(39,935)